LEASES - Future Minimum Rentals for Each of Next Five Year (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2012
Leases [Abstract]
2013	$ 11,936
2014	12,571
2015	12,522
2016	12,660
2017	12,435
Thereafter	141,950
Total minimum lease payments	$ 204,074